UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file	811-21417
number

NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,			New York 10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including		212-739-3371
area code:

Date of fiscal year	January 31, 2007
end:

Date of reporting	July 31, 2006
period:

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

NFJ Dividend, Interest & Premium Strategy Fund

S e m i - A n n u a l  R e p o r t
J u l y  31 ,  2 0 0 6

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-8

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Notes to Financial Statements	12-14

Financial Highlights	15

Annual Shareholder Meeting Results	16

NFJ Dividend, Interest & Premium Strategy Fund Letter to Shareholders

September 14, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) for the six-months ended July 31, 2006.

U.S. stocks remained reasonably solid during the reporting period despite significant market challenges. Geopolitical tension, interest rate tightening and record-high oil prices were among the hurdles faced by investors.

In this environment, value stocks generally outperformed growth stocks. For example, large-cap value stocks, as represented by the Russell 1000 Value Index, returned 5.06% for the reporting period while large-cap stocks, as measured by the Russell 1000 Growth Index, returned -4.49% .

Please refer to the following pages for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. You may also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and NFJ Investment Group, Nicholas-Applegate Capital Management and PEA Capital, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 1

NFJ Dividend, Interest & Premium Strategy Fund Performance & Statistics
July 31, 2006
  The Fund returned 4.35% at net asset value (NAV) for the six months ended July 31, 2006, outperforming the S&P 500, which returned 0.67%. At market price, the Fund returned 6.50%.
  Within the equity portion of the portfolio, the Fund’s value focus aided performance. Continued exposure to energy and consumer staples was also a positive for performance. Energy names such as Marathon Oil, PetroBras and PetroChina posted strong returns early in the reporting period. During the last quarter, the Fund benefited from an overweighting in consumer staples, specifically Reynolds American, Anheuser-Busch and Kimberly-Clark.
  Detracting from performance within the equity portion of the portfolio was an underweighting in the industrial sector, which generally performed well. Other detractors from performance were some of the Fund’s holdings within the industrial sector — specifically Deluxe Corp., a check manufacturer hurt by rising raw material costs.
  The Fund’s equity index option strategy aided performance despite the fact that volatility was low across all sectors during the first half of the reporting period. However, higher volatility developed later in the reporting period — a positive for the Fund’s option strategy.
  In the convertibles portion of the portfolio, security selection was key. Solid performers included healthcare, which benefited from robust first-quarter earnings, and insurance, which rose on solid corporate profits. Detracting from performance were cyclical industries which, despite impressive first-quarter profits, were hit hard later in the reporting period.
Total Return(1) :	Market Price	Net Asset Value (“NAV”)

Six months	6.50%	4.35%

1 year	4.06%	11.15%

Commencement of Operations (2/28/05) to 7/31/06	1.09%	9.20%

Market Price/NAV Performance: Commencement of Operations (2/28/05) to 7/31/06	Market Price/NAV:

	Market Price	$22.59

	Net Asset Value	$24.15

	Market Price Yield(2)	9.30%

	Discount to NAV	(6.46)%

	Investment Allocation (as a percentage of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per common share at July 31, 2006.

2 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)

Shares
(000)		Value
COMMON STOCK—75.6%
	Agriculture—2.2%
600	Altria Group, Inc. (a)	$47,982,000
10	Reynolds American, Inc.	1,267,800

		49,249,800

	Apparel—0.9%
300	VF Corp.	20,346,000

	Banking—5.1%
500	Bank of America Corp. (a)	25,765,000
600	Keycorp (a)	22,140,000
950	Regions Financial Corp. (a)	34,475,500
750	Washington Mutual, Inc. (a)	33,525,000

		115,905,500

	Beverages—3.3%
1,000	Anheuser-Busch Cos., Inc. (a)	48,150,000
600	Coca-Cola Co.	26,700,000

		74,850,000

	Building Materials—0.9%
800	Masco Corp. (a)	21,384,000

	Chemicals—6.4%
2,200	Dow Chemical Co. (a)	76,076,000
3,200	Lyondell Chemical Co. (a)	71,264,000

		147,340,000

	Commercial Services—2.2%
1,243	Deluxe Corp. (a)	21,131,000
964	RR Donnelley & Sons Co. (a)	28,144,998

		49,275,998

	Computers—0.0%
10	Seagate Technology, Inc. (b)	232,000

	Diversified Financial Services—1.4%
241	Freddie Mac	13,915,330
400	JP Morgan Chase & Co. (a)	18,248,000
10	Morgan Stanley	665,000

		32,828,330

	Electric—4.6%
1,100	DTE Energy Co.	46,552,000
1,354	Progress Energy, Inc. (a)	58,992,830

		105,544,830

	Food—3.8%
2,300	ConAgra Foods, Inc. (a)	49,450,000
1,371	Supervalu, Inc. (a)	37,167,810

		86,617,810

	Gas—3.8%
1,914	KeySpan Corp. (a)	77,056,645
200	Sempra Energy	9,652,000

		86,708,645

| 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 3

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)

Shares
(000)				Value
		Hand/Machine Tools—0.9%
430		Stanley Works		$19,527,248

		Home Furnishings—0.9%
260		Whirlpool Corp.		20,069,400

		Household Products—3.3%
353		American Greetings Corp.		7,942,689
1,100		Kimberly-Clark Corp.		67,155,000

				75,097,689

		Insurance—5.2%
800		Allstate Corp. (a)		45,456,000
500		Lincoln National Corp. (a)		28,340,000
1,000		St. Paul Travelers Cos., Inc.		45,800,000

				119,596,000

		Media—0.7%
626		CBS Corp.		17,182,152

		Oil & Gas—14.5%
1,000		Anadarko Petroleum Corp. (a)		45,740,000
1,300		Chevron Corp. (a)		85,514,000
1,200		ConocoPhillips		82,368,000
600		Marathon Oil Corp.		54,384,000
400		Occidental Petroleum Corp.		43,100,000
170		PetroChina Co., Ltd. ADR		19,448,000

				330,554,000

		Pharmaceuticals—8.7%
600		GlaxoSmithKline PLC ADR		33,198,000
1,500		Merck & Co., Inc. (a)		60,405,000
4,000		Pfizer, Inc. (a)		103,960,000

				197,563,000

		Real Estate—0.0%
10		Duke Realty Corp.-REIT		372,600

		Telecommunications—5.4%
10		Alltel Corp.		551,700
1,000		AT&T, Inc. (a)		29,990,000
2,750		Verizon Communications, Inc. (a)		93,005,000
—	(f)	Windstream Corp.		4,248

				123,550,948

		Toys, Games & Hobbies—1.4%
1,800		Mattel, Inc.		32,472,000

		Total Common Stock (cost-$1,727,132,948)		1,726,267,950

CONVERTIBLE BONDS & NOTES—13.4%
Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)
		Airlines—0.6%
$12,900		Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	12,948,375

4 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Commercial Services—1.3%
$ 5,000	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	$5,293,750
3,000	Quanta Services, Inc., 3.75%, 4/30/26 (c) (d)	NR/NR	3,041,250
13,400	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	13,249,250
7,500	Vertrue Corp. Ltd., 5.50%, 10/1/10	NR/B-	8,887,500

			30,471,750

	Computers—1.0%
11,250	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1/BBB-	11,320,312
10,100	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	11,248,875

			22,569,187

	Electric—0.5%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	10,631,250

	Electrical Components & Equipment—0.3%
5,750	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	7,872,325

	Hotel/Gaming—0.9%
8,500	Caesars Entertainment, Inc., 5.50688, 4/15/24 (e)	Baa3/BBB-	9,826,000
8,800	Hilton Hotels Corp., 3.375%, 4/15/23	Ba2/BB	10,351,000

			20,177,000

	Media—0.6%
13,000	EchoStar Communications Corp., 5.75%, 5/15/08, GDR	B2/B	13,032,500

	Metals & Mining—0.4%
5,060	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	9,247,150

	Oil & Gas—0.6%
10,425	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	13,213,688
1,000	Hanover Compressor Co., 4.75%, 3/15/08	B3/B	976,250

			14,189,938

	Pharmaceuticals—0.8%
5,000	New River Pharmaceuticals, Inc., 3.50%, 8/1/13 (c)(d)	NR/NR	4,718,750
14,000	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	13,965,000

			18,683,750

	Real Estate—0.2%
5,000	EOP Operating L.P., 4.00%, 7/15/26 (c)(d)	NR/BBB	5,193,750

	Retail—0.5%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	12,672,000

	Semi-conductors—0.5%
11,500	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	11,370,625

	Telecommunications—4.2%
11,000	American Tower Corp., 5.00%, 2/15/10	B1/BB-	11,000,000
10,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	10,959,375
11,510	Ciena Corp., 3.75%, 2/1/08	B2/B	11,092,762
5,855	Harris Corp., 3.50%, 8/15/22, GDR	Baa2/BBB	11,914,925
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Ca/CCC-	11,321,625
14,100	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	14,188,125
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/BBB+	13,807,500
11,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	10,838,750

			95,123,062

| 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 5

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Transportation—0.4%
$ 6,450	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	$8,425,313

	Trucking/Leasing—0.6%
11,450	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	13,654,125

	Total Convertible Bonds & Notes (cost-$306,641,252)		306,262,100

CONVERTIBLE PREFERRED STOCK—9.2%
Shares
(000)

	Automotive—0.6%
575	General Motors Corp., 6.25%, 7/15/33	Caa1/B-	12,365,024

	Banking—0.5%
195	Washington Mutual Capital Trust, 5.375%, 5/1/41	Baa1/BBB	10,896,600

	Commercial Services—0.5%
245	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	11,453,750

	Diversified Financial Services—0.9%
293	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	8,936,500
430	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	11,210,100

			20,146,600

	Electric—1.0%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,646,011
48	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	12,116,781

			23,762,792

	Food—0.5%
483	Albertson’s, Inc., 7.25%, 5/16/07	B2/B	12,077,667

	Insurance—2.1%
300	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	11,070,000
405	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	11,113,062
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	4,702,500
450	PMI Group, Inc., 5.875%, 11/15/06	A1/A	11,250,000
495	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	10,518,750

			48,654,312

	Oil & Gas—1.0%
104	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	11,137,912
90	Hess Corp., 7.00%, 12/1/06	Ba3/BB	12,009,900

			23,147,812

	Pharmaceuticals—0.6%
270	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	14,347,424

	Real Estate—0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	11,397,400

	Telecommunications—0.5%
204	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	11,443,607

	Waste Disposal—0.5%
38	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	10,915,650

	Total Convertible Preferred Stock (cost-$205,311,196)		210,608,638

6 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)
Principal
Amount
(000)		Value
SHORT-TERM INVESTMENTS—3.1%
	Time Deposits—3.1%
$12,926	BNP Paribas— Grand Cayman, 4.61%, 8/01/06	$12,925,520
42,685	Rabobank—Grand Cayman, 4.61%, 8/01/06	42,685,007
14,621	Wachovia Bank— Grand Cayman, 4.61%, 8/01/06	14,621,065

	Total Time Deposits (cost-$70,231,592)	70,231,592

	Total Investments, before call options written
	(cost-$2,309,316,988)—101.3%	2,313,370,280

CALL OPTIONS WRITTEN (b)—(1.8)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Index,
150	strike price $790, expires 9/16/06	(244,500)
400	strike price $800, expires 9/16/06	(484,000)
100	strike price $810, expires 9/16/06	(78,000)
100	strike price $820, expires 8/19/06	(5,500)
550	strike price $830, expires 8/19/06	(22,000)
100	strike price $840, expires 8/19/06	(4,000)
	American Stock Exchange Oil Index,
300	strike price $1100, expires 8/16/06	(3,195,000)
250	strike price $1110, expires 8/19/06	(2,435,000)
100	strike price $1120, expires 8/19/06	(878,000)
100	strike price $1130, expires 8/19/06	(796,000)
300	strike price $1150, expires 8/19/06	(1,872,000)
150	strike price $1160, expires 8/19/06	(829,500)
200	strike price $1180, expires 8/19/06	(810,000)
100	strike price $1190, expires 8/25/06	(401,600)
150	strike price $1210, expires 9/16/06	(594,000)
300	strike price $1230, expires 9/16/06	(918,000)
200	strike price $1250, expires 9/16/06	(454,000)
100	strike price $1280, expires 9/16/06	(128,000)
	American Stock Exchange Pharmaceutical Index,
300	strike price $325, expires 8/19/06	(591,000)
200	strike price $330, expires 8/19/06	(298,000)
500	strike price $340, expires 9/16/06	(450,000)
	Pharmaceutical HOLDRS,
5,000	strike price $100.85, expires 8/19/06	(4,665,000)
5,000	strike price $101.25, expires 9/22/06	(2,245,000)
	Philadelphia Stock Exchange KBW Bank Sector Index,
4,750	strike price $107.50, expires 8/19/06	(1,900,000)
3,250	strike price $110, expires 8/19/06	(674,375)
1,000	strike price $110, expires 9/16/06	(285,000)
5,500	strike price $112.50, expires 9/16/06	(825,000)
2,000	strike price $112.70, expires 9/22/06	(340,000)

| 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 7

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2006 (unaudited)

Contracts		Value
	Philadelphia Stock Exchange Utility Index,
150	strike price $435, expires 8/19/06	$(307,500)
500	strike price $437.50, expires 8/25/06	(930,500)
650	strike price $440, expires 8/19/06	(1,046,500)
200	strike price $445, expires 9/16/06	(300,000)
150	strike price $450, expires 8/19/06	(123,000)
200	strike price $450, expires 9/16/06	(230,000)
100	strike price $455, expires 9/16/06	(85,000)
1,400	strike price $460, expires 9/16/06	(854,000)
100	strike price $465, expires 9/16/06	(41,000)
	Standard & Poors 500 Flex Index,
300	strike price $1295, expires 9/1/06	(360,318)
250	strike price $1295, expires 9/22/06	(300,265)
300	strike price $1297.50, expires 9/22/06	(498,000)
	Standard & Poors 500 Index,
200	strike price $1265, expires 8/19/06	(477,000)
300	strike price $1270, expires 8/19/06	(610,500)
100	strike price $1270, expires 9/16/06	(318,500)
250	strike price $1275, expires 8/19/06	(430,000)
100	strike price $1275, expires 9/16/06	(286,500)
100	strike price $1280, expires 8/19/06	(142,000)
500	strike price $1280, expires 9/16/06	(1,277,500)
200	strike price $1285, expires 8/19/06	(230,000)
300	strike price $1285, expires 9/16/06	(676,500)
500	strike price $1290, expires 9/16/06	(990,000)
	Telecommunication Basket Index,
5,000	strike price $101.25, expires 8/4/06	(2,435,000)
5,000	strike price $101.25, expires 8/11/06	(2,350,000)

	Total Call Options Written (premiums received-$18,804,250)	(41,722,058)

	Total Investments, net of call options written
	(cost-$2,290,512,738)—99.5%	2,271,648,222

	Other assets less liabilities—0.5%	10,717,463

	Net Assets—100.0%	$2,282,365,685

Notes to Schedule of Investments:
(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Private Placement. Restricted as to resale and may not have a readily available market.
(e)	Variable rate security. Interest rate disclosed reflects the rate in effect on July 31, 2006.
(f)	Less than 500.
Glossary:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NR — Not Rated
REIT — Real Estate Investment Trust

8 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund Statement of Assets and Liabilities
July 31, 2006 (unaudited)
Assets:
Investments, at value (cost–$2,309,316,988)	$2,313,370,280

Receivable for investments sold	21,924,725

Dividends and interest receivable	11,660,527

Prepaid expenses	78,590

Total Assets	2,347,034,122

Liabilities:
Call options written, at value (premiums received–$18,804,250)	41,722,058

Payable for investments purchased	20,976,885

Investment management fees payable	1,724,032

Accrued expenses	245,462

Total Liabilities	64,668,437

Net Assets	$2,282,365,685

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 shares issued and outstanding)	$945

Paid-in-capital in excess of par	2,253,871,358

Undistributed net investment income	6,801,804

Accumulated net realized gain	40,556,094

Net unrealized depreciation of investments and call options written	(18,864,516)

Net Assets	$2,282,365,685

Net Asset Value Per Share	$24.15

See accompanying Notes to Financial Statements | 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 9

NFJ Dividend, Interest & Premium Strategy Fund Statement of Operations
For the six months ended July 31, 2006 (unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $56,674)	$35,916,226

Interest	11,637,168

Total Investment Income	47,553,394

Expenses:
Investment management fees	10,194,097

Shareholder communications	237,530

Custodian and accounting agent fees	191,665

Trustees’ fees and expenses	73,347

Audit and tax services	40,163

Legal fees	33,755

Insurance expense	22,750

Transfer agent fees	15,791

Investor relations	8,965

Miscellaneous	4,354

Total expenses	10,822,417

Net Investment Income	36,730,977

Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	69,021,554

Call options written	5,173,644

Net change in unrealized appreciation/depreciation of:
Investments	(6,454,486)

Call options written	(8,507,736)

Net realized and change in unrealized gain on investments and call options written	59,232,976

Net Increase in Net Assets Resulting from Investment Operations	$95,963,953

10 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund	Statement of Changes in
Net Assets
	Six Months	For the Period
	ended	February 28, 2005*
	July 31, 2006	through
	(unaudited)	January 31, 2006

Investment Operations:
Net investment income	$36,730,977	$66,409,897

Net realized gain on investments and call options written	74,195,198	124,754,433

Net change in unrealized appreciation/depreciation of investments
and call options written	(14,962,222)	(3,902,294)

Net increase in net assets resulting from investment operations	95,963,953	187,262,036

Dividends and Distributions to Shareholders from:
Net investment income	(34,850,410)	(61,637,263)

Net realized gains	(64,400,132)	(93,844,802)

Total dividends and distributions to shareholders	(99,250,542)	(155,482,065)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	2,234,700,000

Offering costs charged to paid-in capital in excess of par	—	(2,412,896)

Reinvestment of dividends and distributions	—	21,485,187

Net increase from capital share transactions	—	2,253,772,291

Total increase (decrease) in net assets	(3,286,589)	2,285,552,262

Net Assets:
Beginning of period	2,285,652,274	100,012

End of period (including undistributed net investment income
of $6,801,804 and $4,921,237, respectively)	$2,282,365,685	$2,285,652,274

Shares Issued and Reinvested:
Issued	—	93,600,000

Issued in reinvestment of dividends and distributions	—	920,136

Net Increase	—	94,520,136

* Commencement of operations.

See accompanying Notes to Financial Statements | 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 11

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies
NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on August 20, 2003. Prior to commencing operations on February 28, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 86,100,000 shares of common stock in its initial public offering. An additional 7,500,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $2,412,896 (representing $0.02578 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

The Fund’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

12 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and gains from index option premiums and the sale of portfolio securities. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Call Option Transactions
The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Fund, as writer of a call option, may have no control over whether the underlying securities or index option may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(f) Concentration of Risk
It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Advisers
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to borrowings) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliates, NFJ Investment Group L.P (“NFJ”), Nicholas-Applegate Capital Management LLC (“NACM”), and PEA Capital LLC (“PEA”) (the “Sub-Advisers”), to manage the Fund’s equity component, convertible component and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all of the Fund’s investment decisions in connection with their respective components of the Fund’s investments. For their services, pursuant to Sub-Advisory agreements, the Investment Manager and not the Fund, pays the Sub-Advisers a monthly fee.

| 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 13

NFJ Dividend, Interest & Premium Strategy Fund Notes to Financial Statements
July 31, 2006 (unaudited)

3. Investment in Securities

For the six months ended July 31, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $771,793,613 and $676,951,955, respectively.

(a) Transactions in call options written for the six months ended July 31, 2006 were:

	Contracts	Premiums
Options outstanding, January 31, 2006	52,800	$22,554,436
Options written	139,880	61,105,210
Options terminated in closing purchase transactions	(65,355)	(35,955,001)
Options expired	(79,325)	(28,900,395)

Options outstanding, July 31, 2006	48,000	$18,804,250

4. Income Tax Information
The cost basis of portfolio securities of $2,309,316,988 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $115,623,268; aggregated gross unrealized depreciation for securities in which there is an excess of tax cost over value is $111,569,976; net unrealized appreciation for federal income tax purposes is $4,053,292.

5. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

6. Subsequent Event—Appointment of Trustee
On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a trustee.

14 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights
For a share outstanding throughout each period:
	Six Months	For the Period
	ended	February 28, 2005*
	July 31, 2006	through
	(unaudited)	January 31, 2006

Net asset value, beginning of period	$24.18	$23.88 **

Investment Operations:
Net investment income	0.39	0.70

Net realized and change in unrealized gain on investments and call options written	0.63	1.28

Total from investment operations	1.02	1.98

Dividends and Distributions to Shareholders from:
Net investment income	(0.37)	(0.65)

Net realized gains	(0.68)	(1.00)

Total dividends and distributions to shareholders	(1.05)	(1.65)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—	(0.03)

Net asset value, end of period	$24.15	$24.18

Market price, end of period	$22.59	$22.20

Total Investment Return (1)	6.50%	(4.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,282,366	$2,285,652

Ratio of expenses to average net assets (2)	0.96%	0.94%

Ratio of net investment income to average net assets (2)	3.24%	3.27%

Portfolio turnover	31%	97%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)
Total investment return is calculated assuming a purchase of a share at the current market price on the first day of the period and a sale of a share at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements | 7.31.06 | NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report 15

NFJ Dividend, Interest & Premium Strategy Fund	Annual Shareholder
July 31, 2006 (unaudited)	Meeting Results
The Fund held its annual meeting of shareholders on May 3, 2006. Shareholders voted to re-elect Paul Belica and Hans W. Kertess and elect David C. Flattum and R. Peter Sullivan III as trustees as indicated below.

The resulting vote count was:

		Withheld
	Affirmative	Authority
Re-election of Paul Belica — Class I to serve until 2009	76,759,878	871,278
Election of David C. Flattum — Class III to serve until 2008	76,831,155	800,001
Re-election of Hans W. Kertess — Class I to serve until 2009	76,784,287	846,869
Election of R. Peter Sullivan III — Class II to serve until 2007	76,816,207	814,949

Robert E. Connor and John J. Dalessandro II continue to serve as Trustees of the Fund.

16 NFJ Dividend, Interest & Premium Strategy Fund Semi-Annual Report | 7.31.06 |

Trustees and Principal Officers
Robert E. Connor	R. Peter Sullivan III
Trustee, Chairman of the Board of Trustees	Trustee
Paul Belica	Brian S. Shlissel
Trustee	President & Chief Executive Officer
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
David C. Flattum	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
Hans W. Kertess	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden IV
Trustee

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
NFJ Investment Group L.P.
2100 Ross Avenue, Suite 1840
Dallas, Texas 75201

Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, California 92101

PEA Capital LLC
1345 Avenue of the Americas,50th Floor,
New York, New York 10105

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On May 4, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge, upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on that Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov. Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

          Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

          Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

          None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)      (1)      Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)                Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NFJ Dividend, Interest & Premium Strategy Fund

By	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 3, 2006

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 3, 2006

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 3, 2006